Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	43,456	$ 7,889,872
L3 Harris Technologies, Inc.	22,821	4,625,360

		12,515,232

Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	51,074	8,682,069

Airlines - 0.4%
Southwest Airlines Co. (A)	70,488	4,303,997

Auto Components - 0.3%
Aptiv PLC (A)	29,286	4,038,539

Banks - 1.5%
Bank of America Corp.	464,881	17,986,246

Beverages - 0.7%
Monster Beverage Corp. (A)	98,933	9,011,807

Biotechnology - 0.8%
AbbVie, Inc.	90,620	9,806,896

Building Products - 0.1%
Trane Technologies PLC	9,506	1,573,813

Capital Markets - 2.3%
CME Group, Inc.	46,896	9,577,570
Morgan Stanley	196,100	15,229,126
S&P Global, Inc.	8,510	3,002,924

		27,809,620

Chemicals - 0.4%
Sherwin-Williams Co.	6,859	5,062,011

Communications Equipment - 0.4%
Motorola Solutions, Inc.	24,095	4,531,065

Consumer Finance - 0.9%
American Express Co.	77,647	10,982,392

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	12,334	3,273,937

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	117,573	5,115,601

Entertainment - 1.7%
Activision Blizzard, Inc.	70,308	6,538,644
Netflix, Inc. (A)	6,831	3,563,459
Walt Disney Co. (A)	56,996	10,516,902

		20,619,005

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	35,033	12,348,432
Sysco Corp.	49,803	3,921,488

		16,269,920

Food Products - 0.4%
Hershey Co.	32,078	5,073,456

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	102,197	12,247,288
Edwards Lifesciences Corp. (A)	58,549	4,897,038
Intuitive Surgical, Inc. (A)	4,137	3,056,995

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	53,930	$ 6,370,751
Stryker Corp.	15,415	3,754,786

		30,326,858

Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	65,296	24,294,683

Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc. (A)	3,085	7,187,556
Hilton Worldwide Holdings, Inc. (A)	67,202	8,126,066
McDonald’s Corp.	71,408	16,005,389
Starbucks Corp.	67,256	7,349,063

		38,668,074

Household Products - 1.1%
Clorox Co.	12,024	2,319,189
Procter & Gamble Co.	82,071	11,114,876

		13,434,065

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	61,882	13,432,726

Insurance - 1.1%
Progressive Corp.	134,094	12,820,727

Interactive Media & Services - 2.9%
Alphabet, Inc., Class C (A)	16,822	34,798,494

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (A)	10,649	32,948,858

IT Services - 3.3%
Accenture PLC, Class A	26,345	7,277,806
Fidelity National Information Services, Inc.	35,853	5,041,291
Mastercard, Inc., Class A	77,506	27,596,011

		39,915,108

Leisure Products - 0.5%
Hasbro, Inc.	62,066	5,965,784

Life Sciences Tools & Services - 1.1%
Illumina, Inc. (A)	11,103	4,264,218
Thermo Fisher Scientific, Inc.	20,538	9,373,133

		13,637,351

Machinery - 1.1%
Deere & Co.	36,799	13,767,978

Media - 1.4%
Comcast Corp., Class A	305,410	16,525,735

Multiline Retail - 0.9%
Dollar General Corp.	54,625	11,068,117

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	10,536	3,064,396

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	78,819	4,975,844
Eli Lilly & Co.	67,454	12,601,756
Merck & Co., Inc.	184,676	14,236,673

		31,814,273

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	57,966	4,585,690

Road & Rail - 0.6%
CSX Corp.	74,491	7,182,422

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	31,318	$ 2,458,463
Lam Research Corp.	32,691	19,458,991
NVIDIA Corp.	23,785	12,699,525
QUALCOMM, Inc.	39,755	5,271,116
Texas Instruments, Inc.	64,582	12,205,352

		52,093,447

Software - 7.4%
Adobe, Inc. (A)	42,950	20,417,141
Autodesk, Inc. (A)	10,612	2,941,116
Cadence Design Systems, Inc. (A)	24,520	3,358,995
Microsoft Corp.	236,970	55,870,417
salesforce.com, Inc. (A)	37,357	7,914,828

		90,502,497

Specialty Retail - 1.7%
Home Depot, Inc.	69,581	21,239,600

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	300,208	36,670,407

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	81,278	10,801,033

Total Common Stocks (Cost $458,954,666)		726,213,929

PREFERRED STOCKS - 0.2%
Banks - 0.2%
First Republic Bank,
Series K, 4.13% (B)	55,650	1,391,250
Truist Financial Corp.,
Series R, 4.75%	64,625	1,664,094

Total Preferred Stocks (Cost $3,006,875)		3,055,344

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
Arbys Funding LLC
Series 2020-1A, Class A2,
3.24%, 07/30/2050 (C)	$ 1,185,045	1,208,260
BVRT Financing Trust
0.01%, 11/10/2032 (D) (E)	997,269	997,269
1.61%, 07/01/2033	465,000	465,023
CarMax Auto Owner Trust
Series 2017-3, Class C,
2.72%, 05/15/2023	550,000	554,468
CF Hippolyta LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (C)	826,000	822,717
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (C)	312,000	310,963
Chase Auto Credit Linked Notes
Series 2021-1, Class B,
0.88%, 09/25/2028 (C)	424,000	423,894
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B,
3.94%, 07/15/2027 (C)	314,000	316,627
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (C)	313,230	338,270
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (C)	391,045	399,018

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DB Master Finance LLC (continued)
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (C)	$ 216,700	$ 229,158
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (C)	177,510	191,104
Series 2017-1A, Class A2II,
3.08%, 07/25/2047 (C)	165,870	166,134
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (C)	771,248	810,419
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (C)	449,650	484,421
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (C)	1,537,470	1,616,019
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,632,739
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,447,874
Series 2017-3, Class D,
3.53%, 12/15/2023 (C)	69,910	70,838
Series 2017-AA, Class D,
4.16%, 05/15/2024 (C)	157,705	158,722
Series 2018-4, Class C,
3.66%, 11/15/2024	57,170	57,435
Exeter Automobile Receivables Trust
Series 2021-1A, Class C,
0.74%, 01/15/2026	176,000	175,622
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	556,998
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (C)	834,693	897,253
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (C)	834,693	856,069
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (C)	834,693	880,709
Lakeview Loan Servicing LLC
1.90%, 07/10/2032 (D) (E) (F)	506,165	506,165
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (C)	688,000	688,032
Newday Funding Master Issuer PLC
Series 2021-1A, Class A2,
SOFR + 1.10%, 1.15% (G), 03/15/2029 (C)	660,000	660,307
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (C)	360,136	363,805
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (C)	705,873	708,536
Series 2020-1A, Class A5,
3.39%, 11/20/2050 (C)	1,021,000	1,040,730
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (C)	148,000	150,435
Series 2018-1A, Class D,
4.40%, 01/14/2028 (C)	147,000	149,657
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2I,
4.26%, 09/05/2048 (C)	521,625	522,011
Series 2019-1A, Class A2,
3.86%, 12/05/2049 (C)	734,700	704,313

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PRPM LLC
Series 2020-1A, Class A1,
2.98% (G), 02/25/2025 (C)	$ 194,189	$ 194,621
Series 2020-4, Class A1,
2.95% (G), 10/25/2025 (C)	676,746	678,612
Santander Drive Auto Receivables Trust
Series 2020-1, Class A2A,
2.07%, 01/17/2023	111,004	111,250
Series 2020-3, Class D,
1.64%, 11/16/2026	1,359,000	1,378,848
Taco Bell Funding LLC
Series 2016-1A, Class A23,
4.97%, 05/25/2046 (C)	404,250	438,045
Series 2018-1A, Class A2I,
4.32%, 11/25/2048 (C)	557,175	559,916
Series 2018-1A, Class A2II,
4.94%, 11/25/2048 (C)	432,055	472,742
United Auto Credit Securitization Trust
Series 2019-1, Class C,
3.16%, 08/12/2024 (C)	128,169	128,494
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (C)	1,368,000	1,368,468
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (C)	596,000	585,373
VCAT LLC
Series 2020-NPL1, Class A1,
3.67% (G), 08/25/2050 (C)	373,542	377,255
Series 2021-NPL1, Class A1,
2.29% (G), 12/26/2050 (C)	333,531	334,090
Wendy’s Funding LLC
Series 2018-1A, Class A2I,
3.57%, 03/15/2048 (C)	267,030	274,483
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (C)	74,498	78,514
Series 2019-1A, Class A2I,
3.78%, 06/15/2049 (C)	423,215	447,893
Westlake Automobile Receivables Trust
Series 2020-1A, Class D,
2.80%, 06/16/2025 (C)	615,000	637,059
Wingstop Funding LLC
Series 2020-1A, Class A2,
2.84%, 12/05/2050 (C)	692,000	700,809

Total Asset-Backed Securities (Cost $29,991,801)		30,328,486

CORPORATE DEBT SECURITIES - 15.8%
Aerospace & Defense - 0.6%
Boeing Co.
2.20%, 02/04/2026	375,000	373,680
3.25%, 02/01/2028	400,000	413,452
3.60%, 05/01/2034	1,041,000	1,040,094
3.63%, 02/01/2031 (B)	927,000	969,132
3.95%, 08/01/2059	563,000	539,403
4.51%, 05/01/2023	1,218,000	1,304,721
4.88%, 05/01/2025	393,000	437,430
General Dynamics Corp.
3.50%, 04/01/2027	402,000	443,398
TransDigm, Inc.
4.63%, 01/15/2029 (C)	1,889,000	1,860,268

		7,381,578

Automobiles - 0.1%
General Motors Co.
4.20%, 10/01/2027	337,000	369,645

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Co. (continued)
5.00%, 10/01/2028	$ 868,000	$ 994,523
5.40%, 04/01/2048	91,000	107,148

		1,471,316

Banks - 2.4%
Bank of America Corp.
Fixed until 04/29/2030, 2.59% (G), 04/29/2031	2,849,000	2,839,550
Fixed until 04/24/2027, 3.71% (G), 04/24/2028	1,526,000	1,668,251
Fixed until 03/05/2028, 3.97% (G), 03/05/2029, MTN	691,000	760,976
Fixed until 06/01/2023 (H), 5.20% (B) (G)	393,000	410,685
Fixed until 09/05/2024 (H), 6.25% (G)	993,000	1,099,052
BNP Paribas SA
Fixed until 08/12/2030, 2.59% (G), 08/12/2035 (C)	1,510,000	1,419,119
Fixed until 11/19/2024, 2.82% (G), 11/19/2025 (C)	475,000	499,966
Fixed until 01/10/2024, 4.71% (G), 01/10/2025 (C)	626,000	686,660
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (G), 01/10/2028	1,944,000	2,135,738
Fixed until 03/31/2030, 4.41% (G), 03/31/2031	1,312,000	1,491,536
Fixed until 09/12/2024 (H), 5.00% (G)	497,000	512,059
Fixed until 05/15/2023 (H), 5.35% (B) (G)	478,000	491,743
Fixed until 01/30/2023 (H), 5.95% (G)	755,000	792,094
Fixed until 05/15/2025 (H), 5.95% (G)	496,000	534,440
Fixed until 05/15/2024 (H), 6.30% (G)	109,000	115,792
Citizens Financial Group, Inc.
2.64%, 09/30/2032 (C)	623,000	593,625
3.75%, 07/01/2024	188,000	201,709
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (G), 06/16/2026 (C)	364,000	368,904
First Republic Bank
4.63%, 02/13/2047 (B)	385,000	457,125
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (G), 05/24/2027	1,454,000	1,430,148
Fixed until 04/18/2025, 1.65% (G), 04/18/2026	1,087,000	1,087,258
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (G), 04/22/2026	466,000	478,433
Fixed until 05/13/2030, 2.96% (G), 05/13/2031	2,638,000	2,682,984
Fixed until 01/29/2026, 3.96% (G), 01/29/2027	1,291,000	1,423,702
Fixed until 02/01/2025 (H), 4.60% (G)	414,000	418,802
Fixed until 08/01/2024 (H), 5.00% (G)	392,000	405,230
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (G), 11/28/2035	1,101,000	1,050,442
SVB Financial Group
1.80%, 02/02/2031	512,000	471,699
Fixed until 02/15/2031 (H), 4.10% (G)	1,298,000	1,306,113
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (G), 11/15/2035	1,096,000	1,039,994

		28,873,829

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 964,000	$ 1,141,781
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	655,000	738,848
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	554,000	561,213
Diageo Capital PLC
1.38%, 09/29/2025	643,000	648,703
2.00%, 04/29/2030	606,000	592,033
2.13%, 04/29/2032	486,000	468,883

		4,151,461

Capital Markets - 1.4%
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (H), 4.70% (G)	1,728,000	1,872,201
Charles Schwab Corp.
Fixed until 12/01/2030 (H), 4.00% (G)	789,000	774,522
Fixed until 06/01/2025 (H), 5.38% (G)	2,968,000	3,290,028
Credit Suisse Group AG
Fixed until 09/03/2030 (H), 4.50% (B) (C) (G)	1,134,000	1,057,455
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	2,143,000	2,320,929
Fixed until 02/10/2025 (H), 4.95% (B) (G)	327,000	345,901
Morgan Stanley
Fixed until 02/13/2031, 1.79% (G), 02/13/2032, MTN	1,104,000	1,025,632
Fixed until 04/28/2025, 2.19% (G), 04/28/2026	1,359,000	1,403,635
3.95%, 04/23/2027	1,344,000	1,486,286
4.35%, 09/08/2026, MTN	780,000	881,693
MSCI, Inc.
3.63%, 09/01/2030 (C)	1,365,000	1,388,000
3.88%, 02/15/2031 (C)	962,000	982,972
4.00%, 11/15/2029 (C)	88,000	90,504
Raymond James Financial, Inc.
5.63%, 04/01/2024	227,000	259,334

		17,179,092

Chemicals - 0.2%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (C)	1,496,000	1,458,899
Element Solutions, Inc.
3.88%, 09/01/2028 (C)	1,136,000	1,121,914

		2,580,813

Commercial Services & Supplies - 0.1%
Aramark Services, Inc.
6.38%, 05/01/2025 (C)	1,141,000	1,209,460

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,664,000	1,692,288
4.00%, 11/13/2030	727,000	721,177
General Motors Financial Co., Inc.
4.30%, 07/13/2025	190,000	208,789
4.35%, 04/09/2025 - 01/17/2027	922,000	1,015,034

		3,637,288

Diversified Consumer Services - 0.0% (I)
Service Corp. International
3.38%, 08/15/2030	415,000	405,061

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.2%
BVRT Financing Trust
0.01%, 01/10/2033	$ 627,000	$ 627,723
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.63%, 03/01/2029 (C)	892,000	863,010
3.88%, 03/01/2031 (C)	1,304,000	1,258,360

		2,749,093

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.50%, 09/15/2053 (C)	330,000	303,500
3.55%, 09/15/2055 (C)	475,000	433,758
3.65%, 09/15/2059 (C)	109,000	99,292
3.80%, 12/01/2057 (C)	660,000	625,080
Level 3 Financing, Inc.
3.88%, 11/15/2029 (C)	894,000	942,052
Lumen Technologies, Inc.
5.80%, 03/15/2022	356,000	368,460
6.45%, 06/15/2021	639,000	643,633
Verizon Communications, Inc.
2.10%, 03/22/2028	363,000	364,884
3.00%, 03/22/2027	451,000	482,112
3.40%, 03/22/2041	436,000	440,580
3.55%, 03/22/2051	614,000	611,281
4.86%, 08/21/2046	322,000	385,243

		5,699,875

Electric Utilities - 0.4%
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	529,000	558,813
NRG Energy, Inc.
3.38%, 02/15/2029 (C)	938,000	915,722
3.63%, 02/15/2031 (C)	1,058,000	1,031,550
6.63%, 01/15/2027	967,000	1,005,680
7.25%, 05/15/2026	911,000	947,440

		4,459,205

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies, Inc.
3.75%, 02/15/2031 (C)	966,000	952,418
Trimble, Inc.
4.75%, 12/01/2024	853,000	954,551
4.90%, 06/15/2028	1,231,000	1,419,287

		3,326,256

Equity Real Estate Investment Trusts - 0.5%
Agree, LP
2.90%, 10/01/2030	1,382,000	1,390,921
Crown Castle International Corp.
3.10%, 11/15/2029	697,000	717,682
3.65%, 09/01/2027	468,000	509,723
4.30%, 02/15/2029	214,000	239,353
Equinix, Inc.
2.15%, 07/15/2030	533,000	506,369
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	1,251,000	1,226,808
SBA Communications Corp.
3.13%, 02/01/2029 (C)	1,125,000	1,081,294

		5,672,150

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.1%
Sysco Corp.
2.50%, 07/15/2021	$ 258,000	$ 259,048
6.60%, 04/01/2040 - 04/01/2050	958,000	1,348,615

		1,607,663

Food Products - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028 (C)	528,000	580,298
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030 (C)	1,071,000	1,185,324
6.50%, 04/15/2029 (C)	1,091,000	1,232,284
Kraft Heinz Foods Co.
4.38%, 06/01/2046	172,000	179,327
4.88%, 10/01/2049	403,000	450,757
5.00%, 06/04/2042	598,000	671,409
Mondelez International, Inc.
2.75%, 04/13/2030	146,000	148,954
Pilgrim’s Pride Corp.
4.25%, 04/15/2031 (C) (J)	1,547,000	1,541,168

		5,989,521

Gas Utilities - 0.0% (I)
East Ohio Gas Co.
2.00%, 06/15/2030 (C)	130,000	124,284

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028 (C)	789,000	824,000

Health Care Providers & Services - 1.2%
Centene Corp.
3.00%, 10/15/2030	497,000	496,175
3.38%, 02/15/2030	244,000	246,286
4.25%, 12/15/2027	1,171,000	1,231,248
4.63%, 12/15/2029	1,380,000	1,493,581
5.38%, 06/01/2026 (C)	1,238,000	1,294,577
CVS Health Corp.
4.25%, 04/01/2050	246,000	275,312
5.05%, 03/25/2048	399,000	488,290
DaVita, Inc.
3.75%, 02/15/2031 (C)	1,098,000	1,052,104
4.63%, 06/01/2030 (C)	902,000	917,469
HCA, Inc.
3.50%, 09/01/2030	2,030,000	2,053,436
5.25%, 06/15/2049	282,000	344,014
5.38%, 02/01/2025 - 09/01/2026	648,000	725,094
5.50%, 06/15/2047	188,000	232,529
5.63%, 09/01/2028	264,000	303,600
5.88%, 02/15/2026 - 02/01/2029	650,000	752,712
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	2,430,000	2,500,373

		14,406,800

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.00%, 10/15/2030 (C)	2,103,000	2,029,395
Booking Holdings, Inc.
4.10%, 04/13/2025	2,101,000	2,340,262
Choice Hotels International, Inc.
3.70%, 12/01/2029 - 01/15/2031	1,166,000	1,222,788
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	1,071,000	1,114,108
5.25%, 06/01/2025	310,000	347,535
5.30%, 01/15/2029	73,000	81,829
5.38%, 04/15/2026	593,000	665,471

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
7.75%, 03/15/2022	$ 148,000	$ 155,886
Yum! Brands, Inc.
4.63%, 01/31/2032 (J)	1,118,000	1,142,221

		9,099,495

Household Durables - 0.1%
MDC Holdings, Inc.
5.50%, 01/15/2024 (B)	569,000	627,322

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 3.51% (G), 06/15/2021 (H)	850,000	801,975
6.75%, 03/15/2032, MTN	360,000	482,609

		1,284,584

Insurance - 0.2%
Brown & Brown, Inc.
2.38%, 03/15/2031	191,000	183,488
4.50%, 03/15/2029	591,000	663,525
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (G), 10/01/2050	1,542,000	1,559,270

		2,406,283

Internet & Catalog Retail - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 03/01/2029 (C)	1,558,000	1,533,384

IT Services - 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (C)	1,056,000	1,061,544
Gartner, Inc.
3.75%, 10/01/2030 (C)	209,000	206,910
Global Payments, Inc.
3.20%, 08/15/2029	273,000	287,343
4.80%, 04/01/2026	745,000	851,973
PayPal Holdings, Inc.
1.65%, 06/01/2025	451,000	459,125
Twilio, Inc.
3.63%, 03/15/2029	435,000	440,364
3.88%, 03/15/2031 (B)	435,000	444,292

		3,751,551

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029 (B)	1,443,000	1,550,898
5.10%, 05/15/2044	388,000	430,551
6.35%, 03/15/2040	166,000	211,691

		2,193,140

Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	967,000	1,022,631
3.45%, 11/15/2026	233,000	250,422
4.40%, 03/15/2024	855,000	929,537
4.95%, 09/15/2028	612,000	696,908

		2,899,498

Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (C)	1,294,000	1,296,873
4.50%, 05/01/2032 (C)	1,943,000	1,967,287

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	$ 937,000	$ 926,406
3.70%, 04/01/2051	458,000	427,060
4.80%, 03/01/2050	460,000	492,085
5.38%, 05/01/2047	177,000	205,141
6.48%, 10/23/2045	221,000	287,063
Comcast Corp.
3.75%, 04/01/2040	307,000	336,131
CSC Holdings LLC
3.38%, 02/15/2031 (C)	786,000	740,805
4.13%, 12/01/2030 (C)	1,154,000	1,146,245
4.63%, 12/01/2030 (C)	1,022,000	1,005,255
Fox Corp.
4.03%, 01/25/2024	362,000	393,186
GCI LLC
4.75%, 10/15/2028 (B) (C)	1,898,000	1,943,078
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (C)	1,387,000	1,388,595

		12,555,210

Metals & Mining - 0.2%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (B)	893,000	924,255
Constellium SE
5.75%, 05/15/2024 (C)	991,000	1,003,388
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	686,792

		2,614,435

Multi-Utilities - 0.2%
Ameren Corp.
3.50%, 01/15/2031	891,000	944,215
Dominion Energy, Inc.
3.38%, 04/01/2030	1,207,000	1,278,983

		2,223,198

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 04/03/2050	641,000	707,898
Nordstrom, Inc.
4.38%, 04/01/2030 (B)	799,000	815,518

		1,523,416

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	956,000	1,006,954
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (C)	737,000	749,898
Cheniere Energy, Inc.
4.63%, 10/15/2028 (C)	2,116,000	2,201,000
Continental Resources, Inc.
5.75%, 01/15/2031 (C)	1,085,000	1,225,898
Energy Transfer Operating, LP
4.95%, 06/15/2028	78,000	87,240
5.50%, 06/01/2027	327,000	376,925
5.88%, 01/15/2024	259,000	288,864
Hess Midstream Operations, LP
5.13%, 06/15/2028 (C)	1,320,000	1,334,520
Kinder Morgan, Inc.
4.30%, 03/01/2028	234,000	261,494
NGPL PipeCo LLC
4.38%, 08/15/2022 (C)	822,000	853,220

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
5.85%, 01/15/2026	$ 322,000	$ 376,802
6.35%, 01/15/2031	688,000	861,325
7.15%, 01/15/2051	180,000	238,012

		9,862,152

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
3.16%, 11/15/2021 (C)	729,000	738,142

Pharmaceuticals - 0.2%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029 (C)	272,000	261,120
Elanco Animal Health, Inc.
5.27%, 08/28/2023	1,093,000	1,176,341
Royalty Pharma PLC
1.75%, 09/02/2027 (C)	405,000	393,063
3.55%, 09/02/2050 (B) (C)	782,000	742,893

		2,573,417

Professional Services - 0.4%
CoStar Group, Inc.
2.80%, 07/15/2030 (C)	1,144,000	1,117,679
Equifax, Inc.
2.60%, 12/15/2025	950,000	995,464
Experian Finance PLC
2.75%, 03/08/2030 (C)	1,165,000	1,182,341
IHS Markit, Ltd.
4.75%, 02/15/2025 (C)	767,000	858,656
5.00%, 11/01/2022 (C)	94,000	99,015

		4,253,155

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	744,546

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	567,303
Broadcom, Inc.
3.50%, 02/15/2041 (C)	1,149,000	1,093,782
3.75%, 02/15/2051 (B) (C)	981,000	942,145
4.15%, 11/15/2030	1,045,000	1,129,127
4.30%, 11/15/2032	836,000	909,448
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	383,040
4.88%, 06/22/2028	826,000	946,339
Microchip Technology, Inc.
2.67%, 09/01/2023 (C)	1,296,000	1,349,634
4.25%, 09/01/2025 (B) (C)	1,015,000	1,060,279
Qorvo, Inc.
3.38%, 04/01/2031 (C)	1,178,000	1,154,311
SK Hynix, Inc.
1.50%, 01/19/2026 (C)	968,000	952,202
2.38%, 01/19/2031 (C)	719,000	679,361

		11,166,971

Software - 0.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,108,000	1,083,292
VMware, Inc.
4.50%, 05/15/2025	891,000	993,412
4.65%, 05/15/2027	999,000	1,131,806

		3,208,510

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.0% (I)
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (C)	$ 529,000	$ 529,661

Wireless Telecommunication Services - 0.4%
T-Mobile USA, Inc.
2.25%, 02/15/2026	541,000	544,890
2.63%, 02/15/2029	1,360,000	1,320,614
3.00%, 02/15/2041 (C)	581,000	543,970
3.50%, 04/15/2025 (C)	631,000	681,108
3.75%, 04/15/2027 (C)	1,105,000	1,207,809

		4,298,391

Total Corporate Debt Securities (Cost $187,003,472)		191,835,206

LOAN ASSIGNMENTS - 0.2%
Chemicals - 0.1%
Atotech B.V.
Term Loan B,
TBD, 03/18/2028 (K)	771,000	767,145

Pharmaceuticals - 0.1%
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.87% (G), 08/02/2027	2,053,887	2,024,913

Total Loan Assignments (Cost $2,821,032)		2,792,058

MORTGAGE-BACKED SECURITIES - 3.2%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month LIBOR + 0.88%, 0.99% (G), 09/15/2034 (C)	592,515	592,694
Angel Oak Mortgage Trust
Series 2018-2, Class A1,
3.67% (G), 07/27/2048 (C)	61,503	62,040
Series 2019-5, Class A1,
2.59% (G), 10/25/2049 (C)	366,177	370,481
Series 2019-6, Class A1,
2.62% (G), 11/25/2059 (C)	353,335	359,560
Series 2020-3, Class A2,
2.41% (G), 04/25/2065 (C)	545,304	552,939
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (G), 04/25/2048 (C)	154,890	155,550
BANK
Series 2018-BN12, Class A4,
4.26% (G), 05/15/2061	228,438	258,683
Series 2019-BN17, Class A4,
3.71%, 04/15/2052	507,810	558,298
Series 2019-BN18, Class A4,
3.58%, 05/15/2062	863,429	942,666
Series 2019-BN20, Class A3,
3.01%, 09/15/2062	415,539	436,522
Series 2019-BN23, Class A3,
2.92%, 12/15/2052	747,529	780,023
Series 2019-BN24, Class A3,
2.96%, 11/15/2062	186,400	195,040

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2017-DELC, Class A,
1-Month LIBOR + 0.85%, 0.96% (G), 08/15/2036 (C)	$ 422,000	$ 421,739
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (C)	715,000	797,382
Benchmark Mortgage Trust
Series 2020-B16, Class A5,
2.73%, 02/15/2053	466,000	479,522
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 0.86% (G), 11/15/2035 (C)	469,163	469,163
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 1.03% (G), 10/15/2036 (C)	942,392	942,984
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 1.19% (G), 10/15/2036 (C)	152,363	152,416
BX Trust
Series 2019-OC11, Class A,
3.20%, 12/09/2041 (C)	481,000	502,268
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (C)	242,000	257,173
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (C)	481,000	506,852
Series 2019-OC11, Class D,
4.08% (G), 12/09/2041 (C)	722,000	749,444
Series 2020-FOX, Class A,
1-Month LIBOR + 1.00%, 1.11% (G), 11/15/2032 (C)	1,394,000	1,396,237
Series 2020-FOX, Class B,
1-Month LIBOR + 1.35%, 1.46% (G), 11/15/2032 (C)	239,000	239,456
Series 2020-FOX, Class C,
1-Month LIBOR + 1.55%, 1.66% (G), 11/15/2032 (C)	239,000	239,527
Series 2021-LBA, Class AJV,
1-Month LIBOR + 0.80%, 0.91% (G), 02/15/2036 (C)	820,000	820,008
Series 2021-LBA, Class AV,
1-Month LIBOR + 0.80%, 0.91% (G), 02/15/2036 (C)	932,000	931,422
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (C)	324,000	348,350
CHT Mortgage Trust
Series 2017-CSMO, Class A,
1-Month LIBOR + 0.93%, 1.04% (G), 11/15/2036 (C)	526,491	526,649
CIM Trust
Series 2021-NR1, Class A1,
2.57% (G), 07/25/2055 (C)	833,520	833,215
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 1.01% (G), 11/15/2037 (C)	1,316,224	1,318,013
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 1.41% (G), 11/15/2037 (C)	585,862	586,230
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 1.76% (G), 11/15/2037 (C)	587,828	588,380

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (G), 03/25/2065 (C)	$ 302,532	$ 305,069
Series 2020-3, Class A1,
1.51% (G), 04/27/2065 (C)	315,745	316,973
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2,
1-Month LIBOR + 2.40%, 2.51% (G), 04/25/2031 (C)	560,345	561,221
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 2.41% (G), 08/25/2031 (C)	801,222	802,512
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 2.26% (G), 09/25/2031 (C)	526,736	527,973
Series 2019-R04, Class 2M2,
1-Month LIBOR + 2.10%, 2.21% (G), 06/25/2039 (C)	542,978	544,084
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 2.11% (G), 07/25/2039 (C)	503,343	503,343
Series 2019-R06, Class 2M2,
1-Month LIBOR + 2.10%, 2.21% (G), 09/25/2039 (C)	501,812	502,601
Series 2019-R07, Class 1M2,
1-Month LIBOR + 2.10%, 2.21% (G), 10/25/2039 (C)	746,100	746,636
Series 2020-R01, Class 1M1,
1-Month LIBOR + 0.80%, 0.91% (G), 01/25/2040 (C)	19,217	19,217
Series 2020-R01, Class 1M2,
1-Month LIBOR + 2.05%, 2.16% (G), 01/25/2040 (C)	679,666	678,680
Series 2020-R02, Class 2M2,
1-Month LIBOR + 2.00%, 2.11% (G), 01/25/2040 (C)	1,087,655	1,084,266
Credit Suisse Mortgage Capital Certificates
Zero Coupon, 12/15/2023	428,000	428,661
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 1.09% (G), 05/15/2036 (C)	1,509,000	1,510,404
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 1.54% (G), 05/15/2036 (C)	282,000	282,177
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 1.14% (G), 12/15/2036 (C)	230,000	229,723
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 1.44% (G), 12/15/2036 (C)	258,000	256,411
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.74% (G), 12/15/2036 (C)	287,000	284,146
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A5,
4.16% (G), 07/10/2051	326,340	367,595
GS Mortgage Securities Trust
Series 2018-GS9, Class A4,
3.99% (G), 03/10/2051	543,155	607,638
Series 2020-GC45, Class A5,
2.91%, 02/13/2053	465,000	485,540
Series 2020-GC47, Class A5,
2.38%, 05/12/2053	628,000	628,859

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month LIBOR + 0.70%, 0.81% (G), 03/15/2038 (C)	$ 1,518,000	$ 1,518,914
Series 2021-BMR, Class C,
1-Month LIBOR + 1.10%, 1.21% (G), 03/15/2038 (C)	753,000	753,677
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4,
3.81%, 12/15/2048	440,000	484,849
Series 2016-UB11, Class A4,
2.78%, 08/15/2049	560,000	591,385
Series 2018-H3, Class A5,
4.18%, 07/15/2051	476,664	533,154
Series 2018-H4, Class A4,
4.31%, 12/15/2051	713,689	811,972
Series 2019-H6, Class A4,
3.42%, 06/15/2052	289,219	311,554
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (G), 02/25/2058 (C)	210,735	224,768
Preston Ridge Partners Mortgage Trust
Series 2020-3, Class A1,
2.86% (G), 09/25/2025 (C)	1,072,294	1,079,891
Series 2020-5, Class A1,
3.10% (G), 11/25/2025 (C)	349,893	352,296
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (G), 05/25/2043 (C)	205,034	208,826
Series 2020-2, Class A19,
3.50% (G), 03/25/2050 (C)	125,146	127,159
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (G), 01/28/2050 (C)	104,863	106,727
Series 2020-SH1, Class A2,
2.62% (G), 01/28/2050 (C)	262,428	266,691
Series 2020-SH2, Class A1,
3.41% (G), 06/25/2055 (C)	798,145	805,973
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.26% (G), 02/15/2040 (C)	456,000	457,127

Total Mortgage-Backed Securities (Cost $38,341,297)		38,679,618

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 01/01/2050	1,896,956	1,980,207
3.00%, 05/01/2031 - 03/01/2050	4,535,648	4,779,684
3.50%, 07/01/2042 - 02/01/2048	3,830,797	4,145,617
4.00%, 03/01/2047 - 05/01/2048	1,377,997	1,487,700
4.50%, 03/01/2048 - 12/01/2048	483,469	533,147
5.00%, 09/01/2048	34,983	38,790
6.00%, 04/01/2040	65,715	78,378
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
SOFRA + 2.30%, 2.32% (G), 08/25/2033 (C)	543,000	543,681
SOFRA + 2.60%, 2.62% (G), 11/25/2050 (C)	1,406,000	1,412,595
1-Month LIBOR + 5.55%, 5.66% (G), 07/25/2028	352,536	370,293
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust
1-Month LIBOR + 1.95%, 2.06% (G), 10/25/2049 (C)	181,577	181,407
1-Month LIBOR + 2.15%, 2.26% (G), 12/25/2030 (C)	533,000	532,666

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC
1-Month LIBOR + 1.70%, 1.81% (G), 01/25/2050 (C)	$ 823,638	$ 820,893
SOFRA + 2.00%, 2.02% (G), 12/25/2050 (C)	860,000	856,291
SOFRA + 2.25%, 2.27% (G), 08/25/2033 (C)	688,000	681,112
1-Month LIBOR + 3.15%, 3.26% (G), 09/25/2050 (C)	471,000	474,569
Federal National Mortgage Association
2.50%, 11/01/2034 - 01/01/2051	1,407,490	1,460,196
3.00%, 10/01/2034 - 06/01/2057	11,335,493	12,047,310
3.50%, 12/01/2045 - 08/01/2056	5,605,433	6,017,209
4.00%, 01/01/2048 - 02/01/2049	989,283	1,078,839
4.50%, 11/01/2042 - 08/01/2048	1,162,332	1,294,110
5.00%, 07/01/2044 - 05/01/2048	749,657	844,094
6.00%, 02/01/2037	2,882	3,446
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.00%, 2.11% (G), 03/25/2031	735,907	732,681
1-Month LIBOR + 2.25%, 2.36% (G), 07/25/2030	481,011	477,552
1-Month LIBOR + 2.35%, 2.46% (G), 01/25/2031	492,984	492,983
1-Month LIBOR + 2.65%, 2.76% (G), 02/25/2030	300,181	302,664
1-Month LIBOR + 2.85%, 2.96% (G), 11/25/2029	746,000	751,736
1-Month LIBOR + 3.55%, 3.66% (G), 07/25/2029	443,229	456,541
1-Month LIBOR + 4.25%, 4.36% (G), 01/25/2029 - 04/25/2029	698,486	726,944
1-Month LIBOR + 4.90%, 5.01% (G), 11/25/2024	75,043	77,294
1-Month LIBOR + 5.00%, 5.11% (G), 07/25/2025	431,272	442,335
1-Month LIBOR + 5.70%, 5.81% (G), 04/25/2028	272,697	289,257
1-Month LIBOR + 5.90%, 6.01% (G), 10/25/2028	129,792	137,263
Federal National Mortgage Association REMIC
3.00%, 05/25/2048 - 11/25/2049	1,978,156	2,090,832
Government National Mortgage Association
2.00%, TBA (J)	7,999,418	8,072,694
2.50%, TBA (J)	4,238,600	4,370,311
4.00%, 01/15/2045 - 05/20/2048	3,378,393	3,664,178
4.50%, 08/15/2046 - 05/20/2048	1,422,015	1,587,370
5.00%, 08/20/2048	550,757	602,808
Uniform Mortgage-Backed Security
1.50%, TBA (J)	228,159	229,121
2.00%, TBA (J)	13,307,757	13,325,890
2.50%, TBA (J)	3,251,473	3,346,128
3.50%, TBA (J)	3,511,500	3,708,062

Total U.S. Government Agency Obligations (Cost $86,137,609)		87,546,878

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 7.9%
U.S. Treasury Bond
1.13%, 05/15/2040	$ 701,000	$ 570,329
1.38%, 11/15/2040 - 08/15/2050	13,028,300	10,364,662
1.63%, 11/15/2050	12,742,100	10,575,943
1.88%, 02/15/2041	3,270,000	3,037,013
2.75%, 08/15/2042 (B)	6,040,100	6,465,738
U.S. Treasury Note
0.13%, 02/28/2023	335,000	334,791
0.38%, 01/31/2026 (B)	10,375,400	10,112,773
0.50%, 02/28/2026	22,091,000	21,647,454
0.88%, 11/15/2030 (B)	16,859,300	15,576,413
1.13%, 02/29/2028 - 02/15/2031 (B)	18,698,200	17,717,227

		96,402,343

U.S. Treasury Inflation-Protected Securities - 1.6%
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2031	3,057,393	3,287,534
0.63%, 04/15/2023	15,079,440	16,049,590

		19,337,124

Total U.S. Government Obligations (Cost $120,407,550)		115,739,467

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (L)	25,388,124	25,388,124

Total Other Investment Company
(Cost $25,388,124)		25,388,124

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp., 0.00% (L), dated 03/31/2021, to be repurchased at $53,491,899 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $54,561,787.	$ 53,491,899	53,491,899

Total Repurchase Agreement (Cost $53,491,899)		53,491,899

Total Investments (Cost $1,005,544,325)		1,275,071,009
Net Other Assets (Liabilities) - (4.8)%		(58,495,311)

Net Assets - 100.0%		$ 1,216,575,698

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Common Stocks	$726,213,929	$—	$—	$726,213,929
Preferred Stocks	3,055,344	—	—	3,055,344
Asset-Backed Securities	—	28,825,052	1,503,434	30,328,486
Corporate Debt Securities	—	191,835,206	—	191,835,206
Loan Assignments	—	2,792,058	—	2,792,058
Mortgage-Backed Securities	—	38,679,618	—	38,679,618
U.S. Government Agency Obligations	—	87,546,878	—	87,546,878
U.S. Government Obligations	—	115,739,467	—	115,739,467
Other Investment Company	25,388,124	—	—	25,388,124
Repurchase Agreement	—	53,491,899	—	53,491,899

Total Investments	$754,657,397	$518,910,178	$1,503,434	$1,275,071,009

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$506,165	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,380,864, collateralized by cash collateral of $25,388,124 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,032,383. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $127,495,795, representing 10.5% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $1,503,434, representing 0.1% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(G)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	All or a portion of the security represents an unsettled loan commitment at March 31, 2021 where the rate will be determined at time of settlement.
(L)	Rates disclosed reflect the yields at March 31, 2021.
(M)	The Portfolio recognizes transfers in and out of Level 3 as of March 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
TBA	To Be Announced

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 12